UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21666

 NAME OF REGISTRANT:                     Hatteras Master Fund, L.P.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 6601 Six Forks Road, Suite
                                         340
                                         Raleigh, NC 27615

 NAME AND ADDRESS OF AGENT FOR SERVICE:  David B. Perkins
                                         6601 Six Forks Road, Suite
                                         340
                                         Raleigh, NC 27615

 REGISTRANT'S TELEPHONE NUMBER:          919-846-2324

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Hatteras Master Fund L.P.
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V328
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FXFXX
            ISIN:  US31846V3289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Victoria J. Herget                                        Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       James M. Wade                                             Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Hatteras Master Fund, L.P.
By (Signature)       /s/ David B. Perkins
Name                 David B. Perkins
Title                President
Date                 08/14/2018